Financial Instruments - Summary of Fair Value Measurements of Long-term Debt, Derivative Warrant Liabilities and Contingent Consideration (Details) - Recurring Measurements - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Warrant Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 428
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		$ 32,501
Level 3 | Derivative Warrant Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 428
Level 3 | Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		$ 32,501